PROMISSORY NOTE RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2021
PROMISSORY NOTE RECEIVABLE
Summary of promissory note receivable

$
Balance, November 30, 2019	—
Additions	2,360
Interest and fees	82
Repayment	(1,033)
Balance, November 30, 2020	1,409
Additions	755
Interest and fees	217
Acquisition consideration (Note 19)	(762)
Acquisition of Green Roads (Note 19)	100
Foreign currency translation gain	3
Repayment	(1,635)
Balance, November 30, 2021	87